financial instruments	6 Months Ended
Jun. 30, 2024
financial instruments
financial instruments
4	financial instruments
(a)	Credit risk

Excluding credit risk, if any, arising from currency swaps settled on a gross basis, the best representation of our maximum exposure (excluding income tax effects) to credit risk, which is a worst-case scenario and does not reflect results we expect, is set out in the following table.

	June 30,	December 31,
As at (millions)	2024	2023
Cash and temporary investments, net	$927	$864
Accounts receivable	4,069	4,234
Contract assets	701	748
Derivative assets	156	215
	$5,853	$6,061

Cash and temporary investments, net

Credit risk associated with cash and temporary investments is managed by ensuring that these financial assets are placed with: governments; major financial institutions that have been accorded strong investment grade ratings by a primary rating agency; and/or other creditworthy counterparties. An ongoing review evaluates changes in the status of counterparties.

Accounts receivable

Credit risk associated with accounts receivable is inherently managed by the size and diversity of our large customer base, which includes substantially all consumer and business sectors in Canada. We follow a program of credit evaluations of customers and limit the amount of credit extended when we deem it to be necessary. Accounts are considered to be past due (in default) when customers have failed to make the contractually required payments when due, which is generally within 30 days of the billing date. Any late payment charges are levied at an industry-based market rate or a negotiated rate on outstanding non-current customer account balances.

Customer accounts receivable, net of allowance for doubtful accounts

As at (millions)	Note	Gross	Allowance	Net [1]
June 30, 2024
Less than 30 days past billing date		$1,109	$(17)	$1,092
30-60 days past billing date		336	(15)	321
61-90 days past billing date		111	(18)	93
More than 90 days past billing date		214	(38)	176
Unbilled customer finance receivables		1,579	(32)	1,547
		$3,349	$(120)	$3,229
Current [2]	6(b)	$2,766	$(107)	$2,659
Non-current [3]	20	583	(13)	570
		$3,349	$(120)	$3,229
December 31, 2023
Less than 30 days past billing date		$1,077	$(14)	$1,063
30-60 days past billing date		550	(14)	536
61-90 days past billing date		139	(17)	122
More than 90 days past billing date		193	(36)	157
Unbilled customer finance receivables		1,630	(36)	1,594
		$3,589	$(117)	$3,472
Current [2]	6(b)	$2,938	$(103)	$2,835
Non-current [3]	20	651	(14)	637
		$3,589	$(117)	$3,472

1	Net amounts represent customer accounts receivable for which an allowance had not been made as at the dates of the Consolidated statements of financial position (see Note 6(b)).
2	Presented in the Consolidated statements of financial position as Accounts receivable.
3	Presented in the Consolidated statements of financial position as Other long-term assets.

We maintain allowances for lifetime expected credit losses related to doubtful accounts. Current economic conditions (including forward-looking macroeconomic data), historical information (including credit agency reports, if available), reasons for the accounts being past due and the line of business from which the customer accounts receivable arose are all considered when determining whether to make allowances for past-due accounts. The same factors are considered when determining whether to write off amounts charged to the allowance for doubtful accounts against the customer accounts receivable. The doubtful accounts expense is calculated on a specific-identification basis for customer accounts receivable balances above a specific threshold and on a statistically derived allowance basis for the remainder. No customer accounts receivable are written off directly to the doubtful accounts expense, such expense being included in the Consolidated statements of income and other comprehensive income as Goods and services purchased.

The following table presents a summary of the activity related to our allowance for doubtful accounts.

	Three months		Six months
Periods ended June 30 (millions)	2024	2023	2024	2023
Balance, beginning of period	$121	$106	$117	$109
Additions (doubtful accounts expense)	48	27	92	48
Accounts written off [1] less than recoveries	(49)	(27)	(86)	(55)
Other	—	1	(3)	5
Balance, end of period	$120	$107	$120	$107

1	For the three-month and six-month periods ended June 30, 2024, accounts that were written off but were still subject to enforcement activity totalled $64 (2023 – $45) and $116 (2023 – $89), respectively.

Contract assets

Credit risk associated with contract assets is inherently managed by the size and diversity of our large customer base, which includes substantially all consumer and business sectors in Canada. We follow a program of credit evaluations of customers and limit the amount of credit extended when we deem it to be necessary.

Contract assets, net of impairment allowance

As at (millions)	Gross	Allowance	Net (Note 6(c))
June 30, 2024
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$583	$(19)	$564
The 12-month period ending two years hence	234	(7)	227
Thereafter	53	(1)	52
	$870	$(27)	$843
December 31, 2023
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$616	$(21)	$595
The 12-month period ending two years hence	259	(9)	250
Thereafter	54	(1)	53
	$929	$(31)	$898

We maintain allowances for lifetime expected credit losses related to contract assets. Current economic conditions, historical information (including credit agency reports, if available), and the line of business from which the contract asset arose are all considered when determining impairment allowances. The same factors are considered when determining whether to write off amounts charged to the impairment allowance for contract assets against contract assets.

Derivative assets (and derivative liabilities)

Counterparties to our material foreign exchange derivatives are major financial institutions that have been accorded investment grade ratings by a primary credit rating agency. The total dollar amount of credit exposure under contracts with any one financial institution is limited and counterparties’ credit ratings are monitored. We do not give or receive collateral on swap agreements and hedging items due to our credit rating and those of our counterparties. While we are exposed to the risk of credit losses due to the potential non-performance of our counterparties, we consider this risk remote. Our derivative liabilities do not have credit risk-related contingent features.

(b)	Liquidity risk

As a component of our capital structure financial policies, discussed further in Note 3, we manage liquidity risk by:

●	maintaining a daily cash pooling process that enables us to manage our available liquidity and our liquidity requirements according to our actual needs;
●	maintaining a short - term borrowing agreement associated with trade receivables and unbilled customer finance receivables (Note 22), bilateral bank facilities (Note 22), a supply chain financing program (Note 23), a commercial paper program (Note 26(c)) and syndicated credit facilities (Note 26(d),(e));
●	maintaining in-effect shelf prospectuses;
●	continuously monitoring forecast and actual cash flows; and
●	managing maturity profiles of financial assets and financial liabilities.

Our debt maturities in future years are disclosed in Note 26(h). As at June 30, 2024, unchanged from December 31, 2023, TELUS Corporation could offer an unlimited amount of securities in Canada, and US$3.5 billion of securities in the United States, qualified pursuant to a Canadian shelf prospectus that is in effect until September 2024. We believe that our investment grade credit ratings contribute to reasonable access to capital markets. TELUS International (Cda) Inc. has a Canadian shelf prospectus that is in effect until June 2026 (December 31, 2023 - May 2024) under which an unlimited amount of debt or equity securities could be offered.

We closely match the contractual maturities of our derivative financial liabilities with those of the risk exposures they are being used to manage.

The expected maturities of our undiscounted financial liabilities do not differ significantly from the contractual maturities, other than as noted below. The contractual maturities of our undiscounted financial liabilities, including interest thereon (where applicable), are set out in the accompanying tables.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement		Currency swap agreement
As at June 30, 2024	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]		amounts to be exchanged [3]
(millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	(Receive)	Pay	Total
2024 (remainder of year)	$2,821	$36	$2,419	$392	$(1,912)	$1,889	$(345)	$340	$5,640
2025	291	66	2,165	700	(227)	207	(237)	234	3,199
2026	88	66	2,516	555	(223)	206	—	—	3,208
2027	91	1,073	2,571	434	(1,714)	1,653	—	—	4,108
2028	67	—	4,215	286	(586)	577	—	—	4,559
2029-2033	7	—	11,158	573	(1,762)	1,662	—	—	11,638
Thereafter	—	—	12,674	340	(2,875)	2,734	—	—	12,873
Total	$3,365	$1,241	$37,718	$3,280	$(9,299)	$8,928	$(582)	$574	$45,225

			Total (Note 26(h))			$40,627

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates and, if applicable, currency exchange rates, in effect as at June 30, 2024.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at June 30, 2024. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.
3	The amounts included in undiscounted short-term borrowing in respect of U.S. dollar-denominated short-term borrowings, and the corresponding derivative liability amounts, if any, included in the currency swap pay column amounts, have been determined based upon the currency exchange rates in effect as at June 30, 2024. The derivative liability hedging amounts, if any, for the hedged U.S. dollar-denominated short-term borrowings contractual amounts are included in the currency swap pay column amounts as net cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement			Currency swap agreement
As at December 31, 2023	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]			amounts to be exchanged
(millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2024	$3,126	$111	$4,408	$685	$(1,271)	$1,267	$—	$(572)	$578	$8,332
2025	164	—	2,027	547	(219)	207	1	—	—	2,727
2026	93	—	2,378	416	(215)	206	1	—	—	2,879
2027	152	—	2,383	331	(1,657)	1,653	1	—	—	2,863
2028	43	—	3,388	202	(567)	576	—	—	—	3,642
2029-2033	—	—	10,092	503	(1,702)	1,662	—	—	—	10,555
Thereafter	—	—	12,018	323	(2,778)	2,734	—	—	—	12,297
Total	$3,578	$111	$36,694	$3,007	$(8,409)	$8,305	$3	$(572)	$578	$43,295

			Total			$39,597

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates and, if applicable, currency exchange rates in effect as at December 31, 2023.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2023. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.
(c)	Market risks

Net income and other comprehensive income for the six-month periods ended June 30, 2024 and 2023, could have varied if the Canadian dollar: U.S. dollar exchange rate, the U.S. dollar: European euro exchange rate, market interest rates and virtual power purchase agreement forward element valuation varied by reasonably possible amounts from their actual statement of financial position date amounts.

The sensitivity analysis of our exposure to currency risk at the reporting date has been determined based upon a hypothetical change taking place at the relevant statement of financial position date. The U.S. dollar-denominated and European euro-denominated balances and the notional amounts of our derivative financial instruments as at the relevant statement of financial position dates have been used in the calculations.

The sensitivity analysis of our exposure to interest rate risk at the reporting date has been determined based upon a hypothetical change taking place at the beginning of the relevant fiscal year and being held constant through to the statement of financial position date. The principal and notional amounts as at the relevant statement of financial position dates have been used in the calculations.

The sensitivity analysis of our exposure to wind discount risk and solar premium risk at the reporting date has been determined based upon a hypothetical change taking place at the relevant statement of financial position date. The notional amounts of the virtual power purchase agreements as at the relevant statement of financial position dates have been used in the calculations.

Income tax expense, which is reflected net in the sensitivity analysis, was determined using the applicable statutory income tax rates for the reporting periods.

Six-month periods ended June 30	Net income		Other comprehensive income		Comprehensive income
(increase (decrease) in millions)	2024	2023	2024	2023	2024	2023
Reasonably possible changes in market risks [1]
10% change in C$: US$ exchange rate
Canadian dollar appreciates	$(6)	$(7)	$115	$121	$109	$114
Canadian dollar depreciates	$6	$7	$(115)	$(119)	$(109)	$(112)
10% change in US$: € exchange rate
U.S. dollar appreciates	$14	$12	$(69)	$(66)	$(55)	$(54)
U.S. dollar depreciates	$(14)	$(12)	$69	$66	$55	$54
25 basis point change in interest rates
Interest rates increase
Canadian interest rate	$(6)	$(8)	$72	$76	$66	$68
U.S. interest rate	$—	$—	$(68)	$(70)	$(68)	$(70)
Combined	$(6)	$(8)	$4	$6	$(2)	$(2)
Interest rates decrease
Canadian interest rate	$6	$8	$(75)	$(77)	$(69)	$(69)
U.S. interest rate	$—	$—	$71	$75	$71	$75
Combined	$6	$8	$(4)	$(2)	$2	$6
20 basis point change in wind discount
Wind discount increases	$(36)	$(39)	$—	$—	$(36)	$(39)
Wind discount decreases	$36	$39	$—	$—	$36	$39
20 basis point change in solar premium
Solar premium increases	$22	$24	$—	$—	$22	$24
Solar premium decreases	$(22)	$(24)	$—	$—	$(22)	$(24)

1	These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

The sensitivity analysis assumes that we would realize the changes in exchange rates and market interest rates; in reality, the competitive marketplace in which we operate would have an effect on this assumption.

(d)	Fair values

General

The carrying values of cash and temporary investments, accounts receivable, short-term obligations, short-term borrowings, accounts payable and certain provisions (including restructuring provisions) approximate their fair values due to the immediate or short-term maturity of these financial instruments. The fair values are determined directly by reference to quoted market prices in active markets.

The fair values of our investment financial assets are based on quoted market prices in active markets or other clear and objective evidence of fair value.

The fair value of our long-term debt, excluding leases, is based on quoted market prices in active markets.

The fair values of the derivative financial instruments we use to manage our exposure to currency risk are estimated based on either quoted market prices in active markets for the same or similar financial instruments or the current rates offered to us for financial instruments of the same maturity, as well as discounted future cash flows determined using current rates for similar financial instruments of similar maturities subject to similar risks (such fair value estimates being largely based on the Canadian dollar: U.S. dollar forward exchange rate as at the statements of financial position dates). The fair values of the derivative financial instruments we use to manage our exposure to price risk associated with the purchase of electrical power are currently estimated using a discounted cash flow approach and are based on industry standard forecasts from EDC Associates Ltd. utilizing observable market data. The significant unobservable inputs used in the fair value measurement of the Level 3 derivative financial instruments were wind discount, reflecting 76% (December 31, 2023 – 77%) of the electrical power pool price, and solar premium, reflecting 108% (December 31, 2023 – 125%) of the electrical power pool price.

Derivative

The derivative financial instruments that we measure at fair value on a recurring basis subsequent to initial recognition are set out in the following table.

As at ($ in millions except price or rate)		June 30, 2024				December 31, 2023
		Maximum	Notional	Fair value [1] and	Price or	Maximum	Notional	Fair value [1] and	Price or
	Designation	maturity date	amount	carrying value	rate	maturity date	amount	carrying value	rate
Current derivative assets [2]
Derivatives used to manage currency risk associated with
U.S. dollar-denominated revenues	HFT [4]	2024	$14	$—	US$1.00: ₱59	2024	$111	$2	US$1.00: ₱56
U.S. dollar-denominated purchases	HFH [3]	2025	$366	5	US$1.00: C$1.35	2024	$47	—	US$1.00: C$1.31
U.S. dollar-denominated debt (Notes 22, 26(c))	HFH [3]	2024	$1,209	7	US$1.00: C$1.36	2024	$118	1	US$1.00: C$1.31
European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(e))	HFH [5]	2028	$45	20	€1.00: US$1.09	2027	$45	17	€1.00: US$1.09
Derivatives used to manage interest rate risk associated with Non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2028	$12	3	3.5%	2024	$11	2	3.5%
Derivatives used to manage other price risk associated with Purchase of electrical power	HFT [4]	2047	$10(0.4 TWh 8)	—	$31.18/ MWh [8]	2047	$25 (0.4 TWh 8)	14	$30.60/ MWh [8]
				$35				$36
Other long-term assets [2] (Note 20)
Derivatives used to manage currency risk associated with
U.S. dollar-denominated long-term debt [6] (Note 26(b))	HFH [3]	2048	$3,635	$20	US$1.00: C$1.29	—	$—	$—	—
European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(e))	HFH [5]	2028	$569	10	€1.00: US$1.09	—	$—	—	—
Derivatives used to manage interest rate risk associated with
Non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2028	$206	1	3.5%	—	$—	—	—
Derivatives used to manage other price risk associated with
Purchase of electrical power	HFT [4]	2047	$483(6.7 TWh 8)	90	$40.00/ MWh [8]	2047	$672 (6.9 TWh 8)	179	$39.52/ MWh [8]
				$121				$179
Current derivative liabilities [2]
Derivatives used to manage currency risk associated with
U.S. dollar-denominated revenues	HFT [4]	2025	$163	$6	US$1.00: ₱57	2024	$18	$—	US$1.00: ₱55
U.S. dollar-denominated purchases	HFH [3]	2025	$31	—	US$1.00: C$1.36	2024	$401	7	US$1.00: C$1.34
U.S. dollar-denominated debt (Notes 22, 26(c))	HFH [3]	2024	$1,623	1	US$1.00: C$1.37	2024	$943	18	US$1.00: C$1.35
				$7				$25
Other long-term liabilities [2] (Note 27)
Derivatives used to manage currency risk associated with
U.S. dollar-denominated long-term debt [6] (Note 26(c))	HFH [3]	2049	$2,893	$50	US$1.00: C$1.33	2049	$6,610	$176	US$1.00: C$1.31
European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(e))	HFH [5]	—	$—	—	—	2027	$591	13	€1.00: US$1.09
Derivatives used to manage interest rate risk associated with
Non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	—	$—	—	—	2028	$205	2	3.6%
				$50				$191

1	Fair value measured at the reporting date using significant other observable inputs (Level 2), except the fair value of virtual power purchase agreements (which we use to manage the price risk associated with the purchase of electrical power), which is measured at the reporting date using significant unobservable inputs (Level 3). Changes in the fair value of derivative financial instruments classified as Level 3 in the fair value hierarchy were as follows:

	Six months
Periods ended June 30	2024	2023
Unrealized changes in virtual power purchase agreements forward element
Included in net income, excluding income taxes	$(103)	$(26)
Balance, beginning of period	193	193
Balance, end of period	$90	$167

2	Caption reflects Consolidated statement of financial position line item where derivative financial instruments are presented. Derivative financial assets and liabilities are not set off.
3	Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.
4	Designated as held for trading (HFT) and classified as fair value through net income upon initial recognition; hedge accounting is not applied.
5	Designated as a hedge of a net investment in a foreign operation; hedge accounting is applied. Hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.
6	We designate only the spot element as the hedging item. As at June 30, 2024, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $119 (December 31, 2023 – $163).
7	We designate only the spot element as the hedging item. As at June 30, 2024, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $3 (December 31, 2023 - $3).
8	Terawatt hours (TWh) are 1x10[9] kilowatt hours and megawatt hours (MWh) are 1x10[3] kilowatt hours.

Non-derivative

Our long-term debt, which is measured at amortized cost, and the fair value thereof, are set out in the following table.

As at (millions)	June 30, 2024		December 31, 2023
	Carrying		Carrying
	value	Fair value	value	Fair value
Long-term debt, excluding leases (Note 26)	$25,463	$24,203	$24,735	$23,853

(e)	Recognition of derivative gains and losses

The following table sets out the gains and losses, excluding income tax effects, arising from derivative instruments that are classified as cash flow hedging items and their location within the Consolidated statements of income and other comprehensive income.

Credit risk associated with such derivative instruments, as discussed further in (a), would be the primary source of hedge ineffectiveness. There was no ineffective portion of the derivative instruments classified as cash flow hedging items for the periods presented.

	Amount of gain (loss)
	recognized in other		Gain (loss) reclassified from other comprehensive
	comprehensive income		income to income (effective portion) (Note 11)
	(effective portion) (Note 11)			Amount
Periods ended June 30 (millions)	2024	2023	Location	2024	2023
THREE-MONTH
Derivatives used to manage currency risk associated with
U.S. dollar-denominated purchases	$5	$10	Goods and services purchased	$4	$6
U.S. dollar-denominated long-term debt [1] Note 26(b)-(c)	12	(176)	Financing costs	56	(138)
Net investment in a foreign operation [2]	12	—	Financing costs	6	(5)
	29	(166)		66	(137)
Derivatives used to manage other market risks
Other	1	1	Financing costs	1	—
	$30	$(165)		$67	$(137)
SIX-MONTH
Derivatives used to manage currency risk associated with
U.S. dollar-denominated purchases	$15	$(9)	Goods and services purchased	$4	$15
U.S. dollar-denominated long-term debt [1] Note 26(b)-(c)	182	(151)	Financing costs	187	(138)
Net investment in a foreign operation [2]	37	(21)	Financing costs	11	(11)
	234	(181)		202	(134)
Derivatives used to manage other market risks
Other	6	—	Financing costs	2	—
	$240	$(181)		$204	$(134)

1	Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the three-month and six-month periods ended June 30, 2024, were $(23) (2023 - $10) and $(44) (2023 - $(8)), respectively.
2	Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the three-month and six-month periods ended June 30, 2024, were $NIL (2023 – $1) and $NIL (2023 - $2), respectively,

The following table sets out the gains and losses included in Financing costs in the Consolidated statements of income and other comprehensive income that arise from derivative instruments that are classified as held for trading and that are not designated as being in a hedging relationship.

	Gain (loss) on derivatives recognized in income
	Three months		Six months
Periods ended June 30 (millions)	2024	2023	2024	2023
Derivatives used to manage currency risk	$(5)	$2	$(6)	$5
Unrealized changes in virtual power purchase agreements forward element	$(37)	$(7)	$(103)	$(26)